UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08928

HSBC PORTFOLIOS
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
3435 STELZER ROAD
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1. Reports to Stockholders.

HSBC Global Asset Management (USA) Inc.

HSBC Funds
Semi-Annual Report
April 30, 2016

EQUITY FUNDS	Class A	Class B	Class C	Class I
HSBC Opportunity Fund	HSOAX	HOPBX	HOPCX	RESCX

Table of Contents
HSBC Family of Funds Semi-Annual Report - April 30, 2016

Glossary of Terms	2
Commentary From the Investment Manager	3
Portfolio Reviews	4
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Table of Shareholder Expenses	19
HSBC Portfolios
Portfolio Composition	21
Schedules of Portfolio Investments
HSBC Opportunity Portfolio	22
Statements of Assets and Liabilities	24
Statements of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	27
Notes to Financial Statements	28
Investment Adviser Contract Approval	33
Table of Shareholder Expenses	40
Additional Information	41
Other Information	44

Glossary of Terms

Barclays U.S. Aggregate Bond Index is an index that is generally representative of investment-grade, USD-denominated, fixed-rate debt issues, taxable bond market, including Treasuries, government-related and corporate securities, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

Lipper Mid-Cap Growth Funds Average is an equally weighted average of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s U.S. Diversified Equity large-cap floor. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

MSCl Europe Australasia and Far East (“MSCI EAFE”) Index is an equity index which captures the large- and mid-cap representation across Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK (excluding the U.S. and Canada).

MSCI Emerging Markets (“MSCI EM”) Index is an index that captures the large- and mid-cap representation across 23 Emerging Markets (EM) countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Russell 2500™ Growth Index is an index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Standard & Poor’s 500 (“S&P 500”) Index is an index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities.

Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

2      HSBC FAMILY OF FUNDS

Commentary From the Investment Manager
HSBC Global Asset Management (USA) Inc.

Global Economic Review

The global economy faced significant headwinds during the six-month period between November 1, 2015, and April 30, 2016. Markets experienced high levels of volatility amid low economic growth in many countries and regions. A more promising outlook emerged toward the end of the period, however, as oil prices showed signs of bottoming out and China’s troubled economy showed signs of stabilization.

U.S. economic growth slowed during the period amid weak manufacturing results and flagging retail sales. Low oil prices continued to pose challenges for the energy sector, which had been a major driver of economic growth in previous years. A strong dollar continued to drag on U.S. exports, although other areas of the U.S. economy offered some grounds for optimism. The housing market remained robust, and households continued to benefit from low inflation and upward pressure on wages.

The U.S. labor market remained stable and relatively healthy during the period. While the unemployment rate hovered around 5%, an uptick in initial jobless claims late in the period revealed underlying weakness. Rising wages appeared to boost the low labor market participation rate as re-entry into the workforce became more attractive.

European economies saw steady but slow growth, and economic data in the euro zone remained mixed overall. The labor market continued to improve, and manufacturing activity increased. Meanwhile, consumer confidence declined and inflation trended negative. The European Central Bank (ECB) responded to the slow pace of economic recovery with new stimulus measures that included incentives for banks to lend and broad interest rate cuts.

The Bank of Japan also eased monetary conditions, pushing interest rates into negative territory in a so-far unsuccessful attempt to weaken the yen. The Japanese economy continued to contract during the fourth quarter of 2015, and ongoing economic challenges created low expectations for growth in the first quarter of 2016. The Japanese labor market continued to improve, however.

Low prices for oil and other commodities were a major factor affecting the global economy during the period. This development hurt emerging economies that are generally heavily dependent on exporting those commodities and generally benefited commodity-importing economies. A strong U.S. dollar also created a challenging environment for countries holding high levels of debt denominated in the U.S. dollar.

Uncertainty surrounding the health of the Chinese economy was another key theme of the period. China’s economy stabilized somewhat due in part to central bank stimulus measures, but it remained unclear whether declining levels of growth had bottomed out. Chinese industrial overcapacity was one factor behind the weak demand for commodities worldwide.

Commodities-exporting countries such as Russia and Brazil were particularly vulnerable to low demand and weak prices for commodities. Russia’s economy continued to suffer from heightened Western sanctions, and Brazil faced severe political turmoil as its economy sank deeper into recession. Calls for the impeachment of scandal-plagued President Dilma Rousseff appeared to instill confidence among investors late in the period.

In December, the U.S. Federal Reserve (Fed) raised its federal funds rate 25 basis points from a target range of 0% to 0.25% to a range of 0.25% to 0.50%. The Fed surprised many investors in the first quarter by adopting a more “dovish” outlook, however, softening its rate-hiking stance for the near future. Meanwhile central banks in many other economies—including the euro zone, Japan and China— expanded aggressive stimulus efforts. Overall, these developments boosted investor sentiment and helped stocks climb in the final weeks of the six-month period.

U.S. gross domestic product1 (GDP) grew at a rate of 1.4% in the fourth quarter of 2015. A preliminary estimate puts GDP growth at 0.8% for the first quarter of 2016.

Market Review

U.S. equities dropped significantly over the six-month period. Stocks began to lose ground in December and then saw a sharp sell-off in January and into mid-February. Equities rebounded during the final two months of the period, however, managing to make up for a large share of the earlier losses. Defensive sectors, including consumer staples, telecommunications services and utilities, performed best in this environment.

The S&P 500 Index1 of large company stocks advanced 0.43% for the six months through April 30, 2016. The Russell 2000 Index1 of small company stocks declined 1.90% during the period. U.S. stocks generally outperformed international markets during the period. Emerging markets equities rose sharply during the final months of the period, ending the period with smaller losses than many developed economies.

The MSCI EM Index1 ended the period down 0.01%, while the MSCI EAFE Index1 of developed market international stocks lost 2.82% for the period.

Global bonds benefited from the falling, or even negative, interest rates found in many economies during the period. U.S. fixed income investments generally performed well in this environment, posting modest gains. Investment grade credit spreads grew wider during much of the period, but narrowed significantly toward the period’s end. Treasury inflation-protected securities (TIPS) performed especially well during the period due to higher long-term inflation expectations following the Fed’s unexpectedly dovish stance.

The Barclays U.S. Aggregate Bond Index1, which tracks the broad investment grade fixed income market, returned 2.82% for the six-months through April 30, 2016. In Europe, corporate bond markets continued to be driven up by the ECB’s stimulus efforts. The ECB’s decision to expand its quantitative easing program to include investment grade, nonbank corporate bonds with maturities up to 30 years led to particularly strong performance for non-government securities.

1    For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS      3

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund (Advisor) (Class I Shares)
HSBC Opportunity Fund (Class A Shares, Class B Shares and Class C Shares)

by William A. Muggia, Committee Lead/Portfolio Manager
Ethan J. Myers, CFA, Portfolio Manager
John M. Montgomery, Portfolio Manager
D. Hamlen Thompson, Portfolio Manager
Bruce N. Jacobs, CFA, Portfolio Manager
Westfield Capital Management Company, L.P.

The HSBC Opportunity Fund and HSBC Opportunity Fund (Advisor) (collectively the “Fund”) seek long-term growth of capital by investing, under normal market conditions, primarily in equity securities of small- and mid-cap companies. Small- and mid-cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500™ Growth Index. The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”). The Portfolio employs Westfield Capital Management Company, L.P. as its subadviser.

Investment Concerns

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

Small- to mid-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure, and historically, their stocks have experienced a greater degree of market volatility than stocks on average.

The growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty.

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency and exchange rates.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2016, the Class I Shares of the HSBC Opportunity Fund (Advisor) produced a -4.30% total return, and the Class A Shares of the Fund produced a -4.64% total return (without sales charge). The Russell 2500™ Growth Index1, the Fund’s primary performance benchmark, and the Lipper Mid-Cap Growth Funds Average1 returned -3.05% and 0.88%, respectively.

Portfolio Performance

U.S. equity markets lost ground during the six-month period under review. Global geopolitical and economic issues dominated investor concerns and largely overshadowed positive economic news in the U.S. Continued weakness in commodity and oil prices was by far the most significant of the global factors, driving market declines through the end of 2015 and into the start of 2016. Although stocks rebounded strongly, starting in mid-February, the gains were not enough to offset earlier losses. U.S. equities were largely negative for the period under review. Only the most defensive sectors, such as consumer staples, utilities and telecommunications services, avoided double-digit declines. Small-cap companies rebounded strongly from the mid-February lows as well, but still underperformed their mid- and large-cap counterparts for the period.

Stock selection in the consumer discretionary sector was the largest contributor to the Fund’s underperformance of its benchmark. In particular, the Fund’s holdings of a luxury home furnishings retailer weighed on relative results. The company’s share price fell sharply on lower earnings and revenue guidance, and an anticipated shortfall in sales. Holdings of a jewelry store operator also dragged on relative performance when it delivered lower-than-expected quarterly earnings results in late 2015.†

Stock selection in the health care sector was the largest positive contributor to relative results. Shares of a biopharmaceutical company held by the Fund advanced sharply when the company became the target of an acquisition effort later in the period. Another biopharmaceutical company also added to relative results when a drug in the company’s portfolio received FDA approval. Stock selection in the information technology sector also helped relative returns. The Fund’s investment in a wholesale distributor of IT products and services boosted relative returns when the company agreed to be acquired.†

†	Portfolio composition is subject to change.
1	For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

4       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC Opportunity Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[5]
	Inception	Six
As of April 30, 2016	Date	Months*	1 Year	5 Year	10 Year	Gross	Net
HSBC Opportunity Fund Class A1	9/23/96	-9.37	-16.58	4.96	7.19	1.84	1.65
HSBC Opportunity Fund Class B2	1/6/98	-8.77	-16.38	5.25	7.25	2.59	2.40
HSBC Opportunity Fund Class C3	11/4/98	-5.87	-13.76	5.24	7.35	2.59	2.40
HSBC Opportunity Fund (Advisor) Class I†	9/3/96	-4.30	-11.70	6.59	8.20	0.99	0.99
Russell 2500™ Growth Index[4]	—	-3.05	-6.76	8.23	7.06	N/A	N/A
Lipper Mid-Cap Growth Funds Average[4]	—	0.88	-8.46	7.58	5.98	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2017 for Class A Shares, Class B Shares and Class C Shares.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) to the Fund related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate total return.
†	The Class I Shares are issued by a series of HSBC Advisor Funds Trust, also named the HSBC (Advisor) Fund.
1	Reflects the maximum sales charge of 5.00%.
2	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
3	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
4	For additional information, please refer to the Glossary of Terms.
5	Reflects the expense ratios as reported in the prospectus dated February 28, 2016. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65%, 2.40%, and 2.40% for Class A Shares, Class B Shares, and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2017. Additional information pertaining to the April 30, 2016 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 2500™ Growth Index, an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The performance for the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS      5

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2016 (Unaudited)

		Opportunity
	Opportunity	Fund
	Fund	(Advisor)
Assets:
Investments in Affiliated Portfolios	$14,453,364	$229,731,871
Receivable for capital shares issued	325	132,791
Receivable from Investment Adviser	3,969	—
Prepaid expenses	8,320	8,845
Total Assets	14,465,978	229,873,507

Liabilities:
Payable for capital shares redeemed	4,899	156,141
Accrued expenses and other payables:
Administration	228	3,554
Distribution fees	449	—
Shareholder Servicing	4,282	—
Compliance Services	11	46
Accounting	1,530	724
Transfer Agent	11,938	22,583
Trustee	8,959	767
Other	6,439	13,086
Total Liabilities	38,735	196,901
Net Assets	$14,427,243	$229,676,606

Composition of Net Assets:
Capital	13,466,966	215,943,692
Accumulated net investment income/(loss)	(220,785)	(787,925)
Accumulated net realized gains/(losses) from investments	(97,080)	(4,380,878)
Net unrealized appreciation (depreciation) on investments	1,278,142	18,901,717
Net Assets	$14,427,243	$229,676,606

Net Assets:
Class A Shares	$13,701,342	$—
Class B Shares	85,459	—
Class C Shares	640,442	—
Class I Shares	—	229,676,606
Total	$14,427,243	$229,676,606

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	1,389,268	—
Class B Shares	12,775	—
Class C Shares	92,027	—
Class I Shares	—	17,491,853

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$9.86	$—
Class B Shares(a)	$6.69	$—
Class C Shares(a)	$6.96	$—
Class I Shares	$—	$13.13
Maximum Sales Charge:
Class A Shares	5.00%	—%
Maximum Offering Price per share
(Net Asset Value / (100%-maximum sales charge))
Class A Shares	$10.38	$—
____________________

(a)	Redemption Price per share varies by length of time shares are held.

6 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations—For the period ended April 30, 2016 (Unaudited)

		Opportunity
	Opportunity	Fund
	Fund	(Advisor)
Investment Income:
Investment Income from Affiliated Portfolios	$65,423	$922,120
Expenses from Affiliated Portfolios	(68,846)	(968,421)
Total Investment Income	(3,423)	(46,301)

Expenses:
Administration:
Class A Shares	1,714
Class B Shares	14	—
Class C Shares	80	—
Class I Shares	—	25,376
Distribution:
Class B Shares	461	—
Class C Shares	2,599	—
Shareholder Servicing:
Class A Shares	20,111	—
Class B Shares	154	—
Class C Shares	866	—
Accounting	9,448	4,476
Compliance Services	80	1,048
Printing	2,208	16,875
Professional	7,665	12,247
Transfer Agent	20,416	30,922
Administrative Services	2,658	14,793
Trustee	365	2,552
Registration fees	12,531	9,033
Other	1,267	6,621
Total expenses before fee and expense reductions	82,637	123,943
Fees voluntarily reduced/reimbursed by Investment Adviser	(7,902)	—
Fees contractually reduced/reimbursed by Investment Adviser	(18,369)	—
Net Expenses	56,366	123,943

Net Investment Income (Loss)	(59,789)	(170,244)

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments from Affiliated Portfolios	95,820	(3,057,331)
Change in unrealized appreciation/depreciation on investments from Affiliated Portfolios	(949,059)	(6,973,411)

Net realized/unrealized gains (losses) on investments from Affiliated Portfolios	(853,239)	(10,030,742)
Change in Net Assets Resulting from Operations	$(913,028)	$(10,200,986)

See notes to financial statements.	HSBC FAMILY OF FUNDS 7

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	Opportunity Fund		Opportunity Fund (Advisor)
	Six Months Ended	For the	Six Months Ended	For the
	April 30, 2016	year ended	April 30, 2016	year ended
	(unaudited)	October 31, 2015	(unaudited)	October 31, 2015
Investment Activities:
Operations:
Net investment income (loss)	$(59,789)	$(169,900)	$(170,244)	$(656,425)
Net realized gains (losses) from investments	95,820	(126,642)	(3,057,331)	(1,250,197)
Change in unrealized appreciation/depreciation
on investments	(949,059)	(71,319)	(6,973,411)	(3,000,512)
Change in net assets resulting from operations	(913,028)	(367,861)	(10,200,986)	(4,907,134)

Distributions:
Net realized gains:
Class A Shares	—	(3,049,523)	—	—
Class B Shares	—	(79,546)	—	—
Class C Shares	—	(180,411)	—	—
Class I Shares	—	—	—	(42,957,976)
Change in net assets resulting from
shareholder distributions	—	(3,309,480)	—	(42,957,976)
Change in net assets resulting from
capital transactions	(2,256,153)	4,007,938	20,031,977	62,474,171
Change in net assets	(3,169,181)	330,597	9,830,991	14,609,061

Net Assets:
Beginning of period	17,596,424	17,265,827	219,845,615	205,236,554
End of period	$14,427,243	$17,596,424	$229,676,606	$219,845,615
Accumulated net investment income (loss)	$(220,785)	$(160,996)	$(787,925)	$(617,681)

8 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Opportunity Fund		Opportunity Fund (Advisor)
	Six Months Ended	For the	Six Months Ended	For the
	April 30, 2016	year ended	April 30, 2016	year ended
	(unaudited)	October 31, 2015	(unaudited)	October 31, 2015
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$1,633,011	$5,620,192	$—	$—
Dividends reinvested	—	3,006,950	—	—
Value of shares redeemed	(3,662,003)	(4,754,026)	—	—
Class A Shares capital transactions	(2,028,992)	3,873,116	—	—

Class B Shares:
Dividends reinvested	—	79,546	—	—
Value of shares redeemed	(83,462)	(157,482)	—	—
Class B Shares capital transactions	(83,462)	(77,936)	—	—

Class C Shares:
Proceeds from shares issued	150	169,225	—	—
Dividends reinvested	—	180,411	—	—
Value of shares redeemed	(143,849)	(136,878)	—	—
Class C Shares capital transactions	(143,699)	212,758	—	—

Class I Shares:
Proceeds from shares issued	—	—	40,850,196	53,094,557
Dividends reinvested	—	—	—	42,818,632
Value of shares redeemed	—	—	(20,818,219)	(33,439,018)
Class I Shares capital transactions	—	—	20,031,977	62,474,171
Change in net assets resulting from capital transactions	$(2,256,153)	$4,007,938	$20,031,977	$62,474,171

SHARE TRANSACTIONS:
Class A Shares:
Issued	176,102	501,383	—	—
Reinvested	—	276,374	—	—
Redeemed	(392,321)	(428,289)	—	—
Change in Class A Shares	(216,219)	349,468	—	—

Class B Shares:
Reinvested	—	10,677	—	—
Redeemed	(12,568)	(20,497)	—	—
Change in Class B Shares	(12,568)	(9,820)	—	—

Class C Shares:
Issued	22	20,593	—	—
Reinvested	—	23,278	—	—
Redeemed	(20,727)	(14,948)	—	—
Change in Class C Shares	(20,705)	28,923	—	—

Class I Shares:
Issued	—	—	3,093,662	3,581,286
Reinvested	—	—	—	2,979,724
Redeemed	—	—	(1,627,493)	(2,286,235)
Change in Class I Shares	—	—	1,466,169	4,274,775

See notes to financial statements.	HSBC FAMILY OF FUNDS 9

HSBC OPPORTUNITY FUND
Financial Highlights

Select data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions						Ratios/Supplementary Data
													Ratio
													of Net	Ratio
												Ratio	Investment	of Expenses
			Net Realized					Net			Net	of Net	Income	to Average
	Net Asset	Net	and Unrealized			Net Realized		Asset			Assets	Expenses	(Loss) to	Net Assets
	Value,	Investment	Gains	Total from	Net	Gains from		Value,			at End	to Average	Average	(Excluding Fee	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	End of	Total		of Period	Net Assets	Net Assets	Reductions)	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	Period	Return(b)		(000’s)	(c)	(c)	(c)	(b),(d)
CLASS A SHARES
Six Months Ended
April 30, 2016 (unaudited)	$10.34	$(0.03)	$(0.45)	$(0.48)	$—	$ —	$ —	$9.86	(4.64)%		$13,701	1.55%	(0.72)%	1.88%	46%
Year Ended October 31, 2015	12.83	(0.10)	(0.07)	(0.17)	—	(2.32)	(2.32)	10.34	(2.21)%		16,593	1.55%	(0.86)%	1.84%	63%
Year Ended October 31, 2014	12.78	(0.13)	1.53	1.40	—	(1.35)	(1.35)	12.83	11.57%		16,110	1.55%	(1.04)%	1.86%	66%
Year Ended October 31, 2013	10.13	(0.06)	3.34	3.28	—	(0.63)	(0.63)	12.78	34.02	%(e)	14,259	1.55%	(0.49)%	2.01%	70%
Year Ended October 31, 2012	10.63	(0.05)	1.11	1.06	—	(1.56)	(1.56)	10.13	12.08	%(e)	10,204	1.55%	(0.51)%	2.20%	59%
Year Ended October 31, 2011	9.67	(0.07)	1.19	1.12	—	(0.16)	(0.16)	10.63	11.59	%(e)	11,145	1.55%	(0.62)%	1.85%	69%
CLASS B SHARES
Six Months Ended
April 30, 2016 (unaudited)	7.04	(0.05)	(0.30)	(0.35)	—	—	—	6.69	(4.97)%		85	2.30%	(1.46)%	2.61%	46%
Year Ended October 31, 2015	9.51	(0.13)	(0.02)	(0.15)	—	(2.32)	(2.32)	7.04	(2.90)%		178	2.30%	(1.61)%	2.60%	63%
Year Ended October 31, 2014	9.87	(0.16)	1.15	0.99	—	(1.35)	(1.35)	9.51	10.74%		334	2.30%	(1.74)%	2.60%	66%
Year Ended October 31, 2013	8.01	(0.11)	2.60	2.49	—	(0.63)	(0.63)	9.87	33.10	%(e)	480	2.30%	(1.24)%	2.77%	70%
Year Ended October 31, 2012	8.80	(0.10)	0.87	0.77	—	(1.56)	(1.56)	8.01	11.15	%(e)	499	2.30%	(1.25)%	2.99%	59%
Year Ended October 31, 2011	8.09	(0.12)	0.99	0.87	—	(0.16)	(0.16)	8.80	10.75	%(e)	536	2.30%	(1.36)%	2.64%	69%
CLASS C SHARES
Six Months Ended
April 30, 2016 (unaudited)	7.32	(0.05)	(0.31)	(0.36)	—	—	—	6.96	(4.92)%		640	2.30%	(1.47)%	2.61%	46%
Year Ended October 31, 2015	9.80	(0.13)	(0.03)	(0.16)	—	(2.32)	(2.32)	7.32	(2.93)%		825	2.30%	(1.61)%	2.62%	63%
Year Ended October 31, 2014	10.14	(0.17)	1.18	1.01	—	(1.35)	(1.35)	9.80	10.64%		822	2.30%	(1.77)%	2.61%	66%
Year Ended October 31, 2013	8.21	(0.11)	2.67	2.56	—	(0.63)	(0.63)	10.14	33.15	%(e)	711	2.30%	(1.21)%	2.76%	70%
Year Ended October 31, 2012	8.98	(0.10)	0.89	0.79	—	(1.56)	(1.56)	8.21	11.14	%(e)	545	2.30%	(1.19)%	3.03%	59%
Year Ended October 31, 2011	8.25	(0.13)	1.02	0.89	—	(0.16)	(0.16)	8.98	10.79	%(e)	437	2.30%	(1.38)%	2.64%	69%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%, 0.10% and 0.13% for the years ended 2011, 2012 and 2013, respectively.

10 HSBC FAMILY OF FUNDS	See notes to financial statements

HSBC OPPORTUNITY FUND (ADVISOR)
Financial Highlights

Select data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions						Ratios/Supplementary Data
													Ratio
													of Net	Ratio
												Ratio	Investment	of Expenses
			Net Realized					Net			Net	of Net	Income	to Average
	Net Asset	Net	and Unrealized			Net Realized		Asset			Assets	Expenses	(Loss) to	Net Assets
	Value,	Investment	Gains	Total from	Net	Gains from		Value,			at End	to Average	Average	(Excluding Fee	Portfolio
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	End of	Total		of Period	Net Assets	Net Assets	Reductions)	Turnover
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Distributions	Period	Return(b)		(000’s)	(c)	(c)	(c)	(b),(d)
CLASS I SHARES
Six Months Ended
April 30, 2016 (unaudited)	$13.72	$(0.01)	$(0.58)	$(0.59)	$—	$—	$—	$13.13	(4.30)%		$229,677	0.98%	(0.15)%	0.98%	46%
Year Ended October 31, 2015	17.47	(0.05)	(0.08)	(0.13)	—	(3.62)	(3.62)	13.72	(1.69)%		219,846	0.99%	(0.30)%	0.99%	63%
Year Ended October 31, 2014	17.27	(0.08)	2.07	1.99	(0.04)	(1.75)	(1.79)	17.47	12.16%		205,237	1.00%	(0.49)%	1.00%	66%
Year Ended October 31, 2013	13.40	0.01	4.47	4.48	—	(0.61)	(0.61)	17.27	34.70	%(e)	208,321	0.99%	0.07%	0.99%	70%
Year Ended October 31, 2012	14.02	(0.01)	1.46	1.45	—	(2.07)	(2.07)	13.40	12.50	%(e)	135,098	1.08%	(0.01)%	1.08%	59%
Year Ended October 31, 2011	12.77	(0.01)	1.57	1.56	—	(0.31)	(0.31)	14.02	12.25	%(e)	122,017	1.01%	(0.07)%	1.01%	69%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the Portfolio in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	The Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%, 0.10% and 0.13% for the years ended 2011, 2012 and 2013, respectively.

See notes to financial statements.	HSBC FAMILY OF FUNDS 11

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited)

1. Organization:

The HSBC Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987, and the HSBC Advisor Funds Trust (the “Advisor Trust”), a Massachusetts business trust organized on April 5, 1996, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. As of April 30, 2016, the Trust is composed of 19 separate operational funds and the Advisor Trust is composed of one operational fund, each a series of the HSBC Family of Funds, which also includes the HSBC Portfolios (the “Portfolio Trust”) (collectively the “Trusts”). The accompanying financial statements are presented for the following two funds (individually a “Fund”, collectively the “Funds”) of the Trust and Advisor Trust:

Fund	Short Name	Trust
HSBC Opportunity Fund	Opportunity Fund	Trust
HSBC Opportunity Fund (Advisor)	Opportunity Fund (Advisor)	Advisor Trust

All the Funds are diversified funds. Financial statements for all other funds of the Trusts are published separately.

Each Fund utilizes a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in its respective Portfolio (as defined below).

		Proportionate
		Ownership
		Interest on
Fund	Respective Portfolio	April 30, 2016(%)
HSBC Opportunity Fund	HSBC Opportunity Portfolio	5.9
HSBC Opportunity Fund (Advisor)	HSBC Opportunity Portfolio	94.1

The HSBC Opportunity Portfolio (the “Portfolio”) is a diversified series of the Portfolio Trust. The Portfolio operates as a master fund in master- feeder arrangements and also may receive investments from certain fund of funds.

The financial statements of the Portfolio, including the Schedules of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolio should be read in conjunction with the financial statements of the Funds.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $ 0.001 per share. The Opportunity Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The Opportunity Fund (Advisor) offers one class of shares: Class I Shares. Class A Shares of the Funds have a maximum sales charge of 5.00% as a percentage of the original purchase price. Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds. Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class B Shares of the Funds may no longer be purchased or acquired by any new or existing Class B shareholder, except through dividend and/or capital gains reinvestment.

Under the Trusts’ organizational documents, the Trusts’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trusts enter into contracts with service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds. However, based on experience, the Trusts expect that risk of loss to be remote.

12       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolio records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

The Portfolio makes an allocation of their net investment income and realized gains and losses from securities transactions to their investors in proportion to their investment in the Portfolio.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends to shareholders from net investment income, if any, are declared and distributed semiannually in the case of the Funds.

The Funds’ net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, and certain distributions), such amounts are reclassified within the composition of net assets; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

HSBC FAMILY OF FUNDS       13

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

New Accounting Pronouncements:

In August 2014, the FASB issued Accounting Standards Update No. 2014-15 “Presentation of Financial Statements–Going Concern (Subtopic 205-40)” (“ASU 2014-15”), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. ASU 2014-15 is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07 “Fair Value Measurement (Topic 820)” (“ASU 2015-07”), which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 also removes the requirement to make certain disclosures for all investments that may be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods.

Management is currently evaluating the implications of these ASUs and their impact on the financial statements and related disclosures have not yet been determined.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1: quoted prices in active markets for identical assets
●	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of April 30, 2016, from the valuation input levels used on October 31, 2015. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds record their investments in their respective Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolios’ net assets. These investments are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolio included elsewhere in this report.

14       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

For the period ended April 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. As of April 30, 2016, all investments were categorized as Level 2 in the fair value hierarchy.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Portfolio. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolios’ investments. The Funds are not directly charged any investment management fees.

Administration:

HSBC also serves the Funds as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolio by the Funds, the Portfolio pays half of the administration fee and the Funds pay half, for a combination of the total fee rate as set forth above. An amount equal to 50% of the administration fee is deemed to be class specific and is based on the daily net assets and is based on the daily net assets.

Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator, subject to the general supervision by the Trusts’ Board of Trustees (the “Board”) and HSBC. Effective April 1, 2016, for these services, Citi is entitled to a fee, payable by HSBC, at an annual rate of the following fee rates subject to certain reductions associated with services provided to new funds:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Prior to April 1, 2016, for these services, Citi was entitled to a fee, payable by HSBC, at an annual rate of the following fee rates subject to certain reductions associated with services provided to new funds:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0350
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0075
In excess of $50 billion	0.0050

HSBC FAMILY OF FUNDS       15

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $151,168 for the period ended April 30, 2016, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trust as Distributor (the “Distributor”). The Trust, has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00% and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%) and Class C Shares (currently charging 0.75%) of the Funds, respectively. For the period ended April 30, 2016, Foreside, as Distributor, also received $43,120, $0, and $4,320 in commissions from sales of the Trusts, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $23, $0, and $0 were reallocated to HSBC-affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares, Class B Shares, and Class C Shares of the Funds. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan will not exceed in the aggregate 0.50% of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Fund Accounting and Transfer Agency:

Citi provides fund accounting services for each Fund. As fund accountant, Citi receives an annual fee per Fund and share class, subject to minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. Citi receives additional fees paid by the Trust and Advisor Trust for regulatory administration services. Transfer agent services are provided under the terms of a separate transfer agency services agreement with Citi. Citi’s rights and obligations under the transfer agency services agreement, in turn, are assigned to FIS Investor Services, LLC (“FIS”) (formerly SunGard Investor Services LLC). As transfer agent, FIS receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services provided to new funds and reimbursement of certain expenses. On or about July 16, 2016, the transfer agency services are planned to be converted from FIS to Boston Financial Data Services, Inc. (“BFDS”) under a separate transfer agency services agreement.

Independent Trustees:

The Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay the Chairman of the Board, an additional annual retainer of $30,000.

16       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Other:

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative Services.”

Fee Reductions:

The Investment Adviser has contractually agreed to limit, through March 1, 2017, the annual total expenses, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributed to a Fund’s investment in investment companies of certain Funds. Each affected Fund Class has its own expense limitation based on the average daily net assets for any full fiscal year as follows:

		Current Contractual
		Expense
Fund	Class	Limitation(%)
Opportunity Fund	A	1.65
Opportunity Fund	B	2.40
Opportunity Fund	C	2.40
Opportunity Fund (Advisor)	I	1.10

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the period ended April 30, 2016, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2016, the repayments that may potentially be made by the Funds are as follows:

Fund	2019($)	2018($)	2017($)	2016($)	Total($)
Opportunity Fund	18,369	34,993	34,544	46,445	134,351

The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator and Citi are reported separately on the Statements of Operations, as applicable.

5. Investment Transactions:

Contributions to and withdrawals from the respective Portfolio for the period ended April 30, 2016 totaled:

Fund	Contributions($)	Withdrawals($)
Opportunity Fund	881,513	3,204,219
Opportunity Fund (Advisor)	33,504,765	13,657,861

6. Federal Income Tax Information:

The tax character of dividends paid by the Funds during the tax year ended October 31, 2015 was as follows:

	Dividends paid from
					Total
	Ordinary	Net Long Term	Total Taxable	Return of	Dividends
	Income ($)	Capital Gains ($)	Dividends ($)	Capital ($)	Paid ($)(1)
Opportunity Fund	572,116	2,737,364	3,309,480	—	3,309,480
Opportunity Fund (Advisor)	8,144,105	34,813,856	42,957,961	15	42,957,976
____________________

(1)	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

HSBC FAMILY OF FUNDS       17

HSBC FAMILY OF FUNDS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

As of the tax year ended October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

			Undistributed			Accumulated	Unrealized	Total
	Undistributed	Undistributed	Long Term			Capital and	Appreciation/	Accumulated
	Ordinary	Tax Exempt	Capital	Accumulated	Dividends	Other	(Depreciation)	Earnings/
	Income ($)	Income ($)	Gains ($)	Earnings ($)	Payable ($)	Losses ($)	($)(1)	(Deficit) ($)
Opportunity Fund	—	—	—	—	—	(254,288)	2,127,593	1,873,305
Opportunity Fund
(Advisor)	—	—	—	—	—	(1,482,280)	25,416,180	23,933,900
____________________

*	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

As of the tax year ended October 31, 2015, the Funds have net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subjects to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term	Long Term
	Amount ($)	Amount ($)	Total ($)
Opportunity Fund	93,292	—	93,292
Opportunity Fund (Advisor)	—	864,599	864,599

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of the tax year ended October 31, 2015, the following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year ending October 31, 2016.

Late Year
Ordinary Losses ($)
Opportunity Fund	160,996
Opportunity Fund (Advisor)	617,681

7. Significant Shareholders:

The Funds each have one or more shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the Fund’s outstanding shares. Significant shareholder transactions by these shareholders may impact the Funds’ performance.

8. Subsequent Events:

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

18       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2016 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and /or shareholder servicing fees and other Fund expenses (including expenses allocated from the Portfolios). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Opportunity Fund	Class A Shares	1,000.00	953.60	7.53	1.55%
	Class B Shares	1,000.00	950.30	11.15	2.30%
	Class C Shares	1,000.00	950.80	11.16	2.30%
Opportunity Fund (Advisor)	Class I Shares	1,000.00	957.00	4.77	0.98%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

HSBC FAMILY OF FUNDS       19

HSBC FAMILY OF FUNDS
Table of Shareholder Expenses—as of April 30, 2016 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Opportunity Fund	Class A Shares	1,000.00	1,017.16	7.77	1.55%
	Class B Shares	1,000.00	1,013.43	11.51	2.30%
	Class C Shares	1,000.00	1,013.43	11.51	2.30%
Opportunity Fund (Advisor)	Class I Shares	1,000.00	1,019.99	4.92	0.98%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

20       HSBC FAMILY OF FUNDS

Portfolio Reviews
Portfolio Composition*
April 30, 2016 (Unaudited)

HSBC Opportunity Portfolio
Percentage of
Investment Allocation	Investments at Value (%)
Hotels, Restaurants & Leisure	6.9
Software	6.8
Biotechnology	6.5
Health Care Equipment & Supplies	6.1
Chemicals	4.6
IT Services	4.5
Building Products	4.3
Machinery	4.2
Investment Companies	3.8
Health Care Providers & Services	3.5
Pharmaceuticals	3.3
Capital Markets	3.3
Specialty Retail	3.2
Media	2.9
Semiconductors & Semiconductor Equipment	2.6
Life Sciences Tools & Services	2.4
Insurance	2.2
Real Estate Investment Trusts	2.0
Internet Software & Services	1.9
Household Durables	1.8
Information Technology	1.8
Professional Services	1.8
Trading Companies & Distributors	1.7
Aerospace & Defense	1.7
Commercial Services & Supplies	1.7
Diversified Financial Services	1.6
Airlines	1.6
Communications Equipment	1.5
Banks	1.4
Textiles, Apparel & Luxury Goods	1.3
Energy Equipment & Services	1.2
Real Estate Management & Development	1.0
Diversified Telecommunication Services	1.0
Construction Materials	1.0
Diversified Consumer Services	1.0
Road & Rail	0.9
Construction & Engineering	0.8
Oil, Gas & Consumable Fuels	0.2
Total	100.0
____________________

*	Portfolio composition is subject to change.

HSBC FAMILY OF FUNDS       21

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited)

Common Stocks – 95.4%

	Shares	Value ($)
Aerospace & Defense – 1.7%
TransDigm Group, Inc. (a)	18,225	4,152,931
Airlines – 1.6%
Allegiant Travel Co.	23,812	3,823,493
Banks – 1.4%
First Republic Bank	49,040	3,448,493
Biotechnology – 6.4%
Alkermes plc (a)	44,610	1,773,248
ARIAD Pharmaceuticals, Inc. (a)	500,710	3,595,098
Medivation, Inc. (a)	73,830	4,267,373
Merrimack Pharmaceuticals, Inc. (a)	356,290	2,522,533
Neurocrine Biosciences, Inc. (a)	76,880	3,504,190
		15,662,442
Building Products – 4.3%
A.O. Smith Corp.	30,685	2,369,496
Builders FirstSource, Inc. (a)	360,850	4,001,826
Lennox International, Inc.	29,935	4,039,727
		10,411,049
Capital Markets – 3.2%
Affiliated Managers Group, Inc. (a)	23,905	4,071,500
Raymond James Financial, Inc.	73,020	3,809,453
		7,880,953
Chemicals – 4.6%
Axalta Coating Systems Ltd. (a)	61,570	1,752,898
Eastman Chemical Co.	23,640	1,805,623
PolyOne Corp.	99,840	3,592,243
W.R. Grace & Co.	51,690	3,963,589
		11,114,353
Commercial Services & Supplies – 1.6%
Knoll, Inc.	172,180	4,020,403
Communications Equipment – 1.5%
Palo Alto Networks, Inc. (a)	24,655	3,719,700
Construction & Engineering – 0.7%
MasTec, Inc. (a)	80,340	1,820,504
Construction Materials – 1.0%
Summit Materials, Inc., Class A (a)	116,640	2,437,776
Diversified Consumer Services – 1.0%
Nord Anglia Education, Inc. (a)	111,220	2,361,201
Diversified Financial Services – 1.6%
MSCI, Inc.	52,570	3,992,166
Diversified Telecommunication Services – 1.0%
SBA Communications Corp., Class A (a)	23,715	2,443,594
Electronic Equipment Instruments & Components – 1.8%
VeriFone Systems, Inc. (a)	153,630	4,372,310
Energy Equipment & Services – 1.2%
Oil States International, Inc. (a)	81,280	2,815,539
Health Care Equipment & Supplies – 6.1%
Align Technology, Inc. (a)	63,800	4,605,722
DENTSPLY SIRONA, Inc.	83,655	4,985,837
DexCom, Inc. (a)	35,490	2,284,846
Wright Medical Group NV (a)	153,488	2,882,505
		14,758,910
Health Care Providers & Services – 3.5%
Quest Diagnostics, Inc.	78,570	5,906,107
Team Health Holdings, Inc. (a)	62,860	2,629,434
		8,535,541
Hotels, Restaurants & Leisure – 6.8%
Aramark	147,260	4,934,682
Jack in the Box, Inc.	50,940	3,440,997
Sonic Corp.	120,010	4,124,744
Vail Resorts, Inc.	32,510	4,214,596
		16,715,019
Household Durables – 1.8%
Newell Brands, Inc.	96,645	4,401,210
Insurance – 2.2%
Assurant, Inc.	64,210	5,430,240
Internet Software & Services – 1.9%
Costar Group, Inc. (a)	23,840	4,703,870
IT Services – 4.5%
Genpact Ltd. (a)	71,530	1,994,972
Sabre Corp.	128,460	3,718,917
Total System Services, Inc.	102,820	5,258,215
		10,972,104
Life Sciences Tools & Services – 2.4%
Mettler-Toledo International, Inc. (a)	16,489	5,902,238
Machinery – 4.1%
Flowserve Corp.	36,850	1,798,649
Middleby Corp. (a)	29,800	3,267,272
Snap-on, Inc.	31,500	5,017,320
		10,083,241
Media – 2.9%
Interpublic Group of Cos., Inc.	133,430	3,060,884
Nexstar Broadcasting Group, Inc., Class A	76,810	3,942,658
		7,003,542
Oil, Gas & Consumable Fuels – 0.2%
Tesoro Corp.	5,185	413,193
Pharmaceuticals – 3.3%
Jazz Pharmaceuticals plc (a)	41,768	6,294,438
Pacira Pharmaceuticals, Inc. (a)	30,710	1,661,718
		7,956,156
Professional Services – 1.8%
IHS, Inc., Class A (a)	35,360	4,355,645
Real Estate Investment Trusts – 2.0%
STAG Industrial, Inc.	64,920	1,295,803
Starwood Property Trust, Inc.	183,290	3,548,495
		4,844,298
Real Estate Management & Development – 1.0%
Jones Lang LaSalle, Inc.	21,940	2,526,830

22 HSBC PORTFOLIOS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments—as of April 30, 2016 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Road & Rail – 0.9%
Old Dominion Freight Line, Inc. (a)	33,050	2,182,953
Semiconductors & Semiconductor Equipment – 2.6%
Microsemi Corp. (a)	33,060	1,117,097
On Semiconductor Corp. (a)	541,210	5,125,259
		6,242,356
Software – 6.7%
Fortinet, Inc. (a)	134,790	4,382,023
QLIK Technologies, Inc. (a)	92,940	2,861,623
ServiceNow, Inc. (a)	68,000	4,860,639
Splunk, Inc. (a)	82,840	4,306,023
		16,410,308
Specialty Retail – 3.2%
Restoration Hardware Holdings, Inc. (a)	30,750	1,330,553
Signet Jewelers Ltd.	27,360	2,970,201
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	16,870	3,513,683
		7,814,437
Textiles, Apparel & Luxury Goods – 1.2%
Lululemon Athletica, Inc. (a)	46,330	3,036,931
Trading Companies & Distributors – 1.7%
HD Supply Holdings, Inc. (a)	122,740	4,207,527

TOTAL COMMON STOCKS (COST $213,196,036)		232,973,456

Investment Company – 3.8%

Northern Institutional Government Select Portfolio, Institutional Shares, 0.20% (b)	9,314,185	9,314,185

TOTAL INVESTMENT COMPANY (Cost $9,314,185)		9,314,185

TOTAL INVESTMENT SECURITIES (Cost $222,510,221) – 99.2%		242,287,641
Other Assets (Liabilities) – 0.8%		1,897,594
NET ASSETS – 100%		$244,185,235
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2016.

See notes to financial statements.	HSBC PORTFOLIOS 23

HSBC PORTFOLIOS

Statements of Assets and Liabilities—as of April 30, 2016 (Unaudited)

Opportunity
Portfolio
Assets:
Investment securities, at value	$242,287,641
Dividends receivable	31,464
Receivable for investments sold	3,836,638
Prepaid expenses	94
Total Assets	246,155,837

Liabilities:
Payable for investments purchased	1,787,265
Accrued expenses and other liabilities:
Investment Management	49,954
Sub-Advisory	109,897
Administration	3,787
Compliance Services	61
Accounting	3,436
Custodian	4,605
Trustee	873
Other	10,724
Total Liabilities	$1,970,602

Applicable to investors’ beneficial interest	$244,185,235
Total Investments, at cost	$222,938,917

24 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Statement of Operations—For the period ended April 30, 2016 (Unaudited)

Opportunity
Portfolio
Investment Income:
Dividends	$987,543
Total Investment Income	987,543

Expenses:
Investment Management Fees	297,867
Sub-Advisory Fees	655,308
Administration	27,190
Accounting	20,882
Compliance Services	1,135
Custodian	10,431
Printing	2,605
Professional	13,949
Trustee	2,742
Other	5,158
Total Expenses	1,037,267

Net Investment Income (Loss)	$(49,724)

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains (losses) from investment securities	(2,961,510)
Change in unrealized appreciation/depreciation on investments	(7,922,471)

Net realized/unrealized gains (losses) on investments	(10,883,981)
Change in Net Assets Resulting from Operations	$(10,933,705)

See notes to financial statements.	HSBC PORTFOLIOS 25

HSBC PORTFOLIOS

Statements of Changes in Net Assets

	Opportunity Portfolio
	Six Months Ended	For the
	April 30, 2016	year ended
	(Unaudited)	October 31, 2015
Investment Activities:
Operations:
Net investment income (loss)	$(49,724)	$(452,147)
Net realized gains (losses) from investments	(2,961,510)	(1,376,839)
Change in unrealized appreciation/depreciation on investments	(7,922,471)	(3,071,831)
Change in net assets resulting from operations	(10,933,705)	(4,900,817)
Proceeds from contributions	34,386,278	45,265,828
Value of withdrawals	(16,862,080)	(25,351,444)
Charge in net assets resulting from transactions in investors’ beneficial interest	17,524,198	19,914,384
Change in net assets	6,590,493	15,013,567

Net Assets:
Beginning of period	237,594,742	222,581,175
End of period	$244,185,235	$237,594,742

26 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS
Financial Highlights

		Ratios/Supplementary Data
				Ratio of Net	Ratio of
				Investment	Expenses
			Ratio of Net	Income	to Average
		Net Assets at	Expenses to	(Loss) to	Net Assets
	Total	End of Period	Average Net	Average Net	(Excluding Fee	Portfolio
	Return(a)	(000’s)	Assets(b)	Assets(b)	Reductions)(b)	Turnover(a)
OPPORTUNITY PORTFOLIO
Six Months Ended April 30, 2016 (unaudited)	(5.76)%	$244,126	0.87%	(0.04)%	0.87%	46%
Year Ended October 31, 2015	(1.57)%	237,595	0.88%	(0.19)%	0.88%	63%
Year Ended October 31, 2014	12.26%	222,581	0.88%	(0.37)%	0.88%	66%
Year Ended October 31, 2013	34.84%	227,069	0.89%	0.17%	0.89%	70%
Year Ended October 31, 2012	12.71%	150,059	0.91%	0.15%	0.91%	59%
Year Ended October 31, 2011	12.40%	141,324	0.88%	0.05%	0.88%	69%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

See notes to financial statements	HSBC PORTFOLIOS 27

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2016 (Unaudited)

1. Organization:

The HSBC Portfolios (the “Portfolio Trust”), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master fund (the “Portfolio”):

Fund	Short Name
HSBC Opportunity Portfolio	Opportunity Portfolio

The Portfolio operates a as master fund in master-feeder arrangements, in which other feeder funds invest all or part of their investable assets in the Portfolio. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

The Portfolio is a diversified series of the Portfolio Trust and is part of the HSBC Family of Funds, which also includes HSBC Advisor Funds Trust and HSBC Funds (collectively, the “Trusts”). Financial statement for all other funds of the Trusts are published separately.

The following represents each feeder fund’s proportionate ownership interest in the Portfolio:

		Proportionate
		Ownership
		Interest on
Feeder Fund	Respective Portfolio	April 30, 2016 (%)
HSBC Opportunity Fund	HSBC Opportunity Portfolio	5.9
HSBC Opportunity Fund (Advisor)	HSBC Opportunity Portfolio	94.1

Under the Portfolio Trust’s organizational documents, the Portfolio Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Portfolio Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolio. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolio. However, based on experience, the Portfolio Trust expects the risk of loss to be remote.

The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolio records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

28       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

Expense Allocations:

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among the applicable portfolios or funds within the Trust in relation to the net assets or on another reasonable basis.

Federal Income Taxes:

The Portfolio is treated as a partnership for U.S. federal income tax purposes. Accordingly, the Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, investors in the Portfolio are allocated for tax purposes their respective share of the Portfolio’s ordinary income and realized gains or losses. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

Management of the Portfolio has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

New Accounting Pronouncements:

In August 2014, the FASB issued Accounting Standards Update No. 2014-15 “Presentation of Financial Statements–Going Concern (Subtopic 205-40)” (“ASU 2014-15”), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. ASU 2014-15 is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07 “Fair Value Measurement (Topic 820)” (“ASU 2015-07”), which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 also removes the requirement to make certain disclosures for all investments that may be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods.

Management is currently evaluating the implications of these ASUs and their impact on the financial statements and related disclosures have not yet been determined.

3. Investment Valuation Summary:

The valuation techniques employed by the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Portfolio’s investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Portfolio determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of April 30, 2016, from the valuation input levels used on October 31, 2015. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

HSBC PORTFOLIOS       29

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Exchange traded domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values (“NAVs”), as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolios Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Portfolios Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

For the period ended April 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. As of April 30, 2016, all investments were categorized as Level 1 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investment for the Portfolio.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as the Investment Adviser to the Portfolio pursuant to an investment management contract with the Portfolio Trust. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments. Westfield Capital Management Company, L.P. (“Westfield”) serves as subadviser for the Portfolio and is paid for its services directly by the Portfolio.

For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Portfolio’s average daily net assets. Currently, the Investment Adviser’s contractual fee is 0.25% and Westfield’s contractual fee is 0.55%.

Administration:

HSBC also serves the Portfolio as Administrator. Effective April 1, 2016, under the terms of the Administration Agreement, HSBC receives from the Portfolio (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

30       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Prior to April 1, 2016, for these services, HSBC received from the Funds (as well as other funds in the Trusts combined) a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts, however, the assets of the funds of the HSBC Funds and HSBC Advisor Fund that invest in the Portfolio are not double-counted. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolio by the HSBC Funds and HSBC Advisor Funds Trust, the Portfolio pays half of the administration fee and the other funds pay half of the administration fee, for a combination of the total fee rate set forth above.

Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi”), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator subject to the general supervision by the Trusts’ Board and HSBC. Effective April 1, 2016, for these services, Citi is entitled to a fee, payable by HSBC, at an annual rate of the following fee rates subject to certain reductions associated with services provided to new portfolios:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0200
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0065
In excess of $50 billion	0.0045

Prior to April 1, 2016, for these services, Citi was entitled to a fee, payable by HSBC, at an annual rate of the following fee rates subject to certain reductions associated with services provided to new funds:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0350
In excess of $10 billion but not exceeding $20 billion	0.0150
In excess of $20 billion but not exceeding $50 billion	0.0075
In excess of $50 billion	0.0050

Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $151,168 for the period ended April 30, 2016, plus reimbursement of certain out-of-pocket expenses. Expenses incurred by each Portfolio are reflected on the Statements of Operations as “Compliance Services.” Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

Fund Accounting:

Citi provides fund accounting services for the Portfolio Trust. For its services to the Portfolio, Citi receives an annual fee per portfolio, including reimbursement of certain expenses that, is accrued daily and paid monthly. Citi receives additional fees paid by the Portfolio Trust for regulatory administration services.

HSBC PORTFOLIOS       31

HSBC PORTFOLIOS
Notes to Financial Statements—as of April 30, 2016 (Unaudited) (continued)

Independent Trustees:

The Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $12,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $12,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $15,000. The Trusts also pay the Chairman of the Board, an additional annual retainer of $30,000.

Other:

The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser. For the period ended April 30, 2016, the Portfolio did not purchase such securities.

The Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invests.

5. Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2016 were as follows:

	Purchases ($)	Sales ($)
Opportunity Portfolio	121,890,583	106,973,843

6. Federal Income Tax Information:

At April 30, 2016, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)*
Opportunity Portfolio	223,459,601	26,936,588	(8,108,548)	18,828,040
____________________

*	The differences between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

7. Subsequent Events:

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

32       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the materials factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds, HSBC Advisor Funds Trust and HSBC Portfolios (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

The Independent Trustees met separately on November 11, 2015 (in person), and the Board met on December 18, 2015 (in person) to consider, among other matters, the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and the Adviser and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) on behalf of one or more of the Funds.

Prior to the meetings, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Strategic Insight; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the profitability of the Adviser and certain of the Sub-Advisers; (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services provided by the Adviser and the Sub-Advisers under their respective Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the November 11 meeting. Prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meetings; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trusts’ arrangements with the unaffiliated sub-adviser to the Trusts, Westfield Capital Management Company, LP (“Westfield”); (iv) the Trusts’ arrangements with the affiliated sub-advisers to the Trusts, HSBC Global Asset Management (UK) Limited, HSBC Global Asset Management (France) Limited and HSBC Global Asset Management (Hong Kong) Limited; (v) the fees paid to the Adviser pursuant to the Trusts’ agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement, Support Services Agreement and Operation Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (vi) regulatory considerations; (vii) the Adviser’s Multimanager function and the level of oversight services provided to Funds that are unaffiliated sub-advisers; (viii) the Adviser’s advisory services with respect to the Funds that are money market funds (“Money Market Funds”); (ix) the Adviser’s profitability and direct and indirect expenses; and (x) additional information provided by the Adviser at the request of the Board, following the November 11, 2015 Board meeting.

In addition, the Board took into consideration its overall experience with the Adviser and the Sub-Advisers, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and certain of the Sub-Advisers. As a result of this process, at the

HSBC PORTFOLIOS       33

HSBC PORTFOLIOS
Investment Adviser Contract Approval (Unaudited) (continued)

in-person meeting held on December 18, 2015, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations based on a Fund by Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the increase during the period of the HSBC Family of Funds’ assets; (iv) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

With respect to the Money Market Funds, the Board also considered the additional yield support, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Advisers supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Advisers.

In the context of the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and Income Strategy Fund (the “World Selection Funds”), the Board considered the relationship between the targeted risk, or volatility, levels of the Funds and their performance, as well as the difficulties in identifying an appropriate peer group against which to compare these funds in light of their targeted risk levels. The Board also considered Fund expenses, recent changes to the World Selection Funds’ investment strategies that are expected to result in a decrease in Fund expenses and the impact of estimated Fund expenses on performance.

In the context of the HSBC Opportunity Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to Westfield, and recent performance and volatility information. The Board noted the HSBC Opportunity Portfolio was in the first quartile for the 1-year, 3-year and 5-year periods in its respective Morningstar category.

In the context of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund, HSBC Asia ex-Japan Smaller Companies Equity Fund, HSBC Frontier Markets Fund, and HSBC Total Return Fund, the Board evaluated each Fund’s performance against the comparative data provided by Strategic Insight. The Independent Trustees also considered the Adviser’s commentary on this comparative data.

In the context of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund, the Board noted that the Funds’ relative performance was in the first quartile year-to-date and the second quartile for the 1-year period ending September 2015, in their respective Morningstar categories, and that each Fund’s contractual advisory fee was relatively low compared to its peers. In addition, the Board considered the HSBC Frontier Markets Fund’s current expense ratios, but noted that its relative performance was in the first quartile for

34       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval (Unaudited) (continued)

the 1-year and 3-year periods ending September 2015 in its respective Morningstar category, and that it is currently closed to new investors. The Board also considered the HSBC Asia ex-Japan Smaller Companies Equity Fund’s performance since inception and discussed the capacity of the Fund’s overall strategy.

With respect to the HSBC Total Return Fund, the Board noted the Adviser’s discussion of the difficulties in identifying an appropriate peer group against which to compare this Fund in light of its investment strategies, and considered the Fund’s relative performance, which was in the third quartile year-to-date and for the 1-year period ending September 2015 in its respective Morningstar category. The Board also considered the Fund’s current expense ratios compared to its peers, and the current asset size of the Fund.

For the Money Market Funds, the Board considered the additional yield support that the Adviser had provided in order for the Money Market Funds to maintain positive yield and performance, and that the returns of the Funds were similar to their competitors.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that each Agreement should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Board also considered the contractual advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the resources, expertise and experience provided to the Funds by the Adviser and Sub-Advisers.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Advisers, as available; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Opportunity Portfolio, the Board considered the sub-advisory fee structures, and any applicable breakpoints. In addition, the Board discussed the distinction between the services provided by the Adviser to HSBC Funds with sub-advisers pursuant to the Advisory Contracts and the services provided by the sub-advisers pursuant to the Sub-Advisory Contracts. The Board also considered information on profitability where provided by the Sub-Advisers.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information

HSBC PORTFOLIOS       35

HSBC PORTFOLIOS
Investment Adviser Contract Approval (Unaudited) (continued)

it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

Investment Adviser Contract Approval (HSBC Euro High Yield Bond Fund (USD Hedged))

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with the initial approval of the investment advisory and sub-advisory agreement for the HSBC Euro High Yield Bond Fund (USD Hedged) (the “Fund”), and the conclusions the Independent Trustees and Board made as a result of those considerations, are set forth below.

Approval of Advisory and Sub-Advisory Agreements of the Fund

The Board, including the Independent Trustees of the Trust, met in December 2015 (in person) to consider, among other matters: (i) the initial approval of the Investment Advisory Contract and related Supplement (the “Advisory Contract”) between the Trust, on behalf of the Fund, and HSBC Global Asset Management (USA) Inc. (the “Adviser”) and (ii) the initial approval of the Sub-Advisory Agreement (the “Sub-Advisory Contract”) between the Adviser and HSBC Global Asset Management (France) (“AMFR” or the “Sub-Adviser”).

Prior to the meeting, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Agreements. This information included, among other things, information about: (i) the services that the Adviser and Sub-Adviser would provide; (ii) the personnel who would provide such services; (iii) the investment performance of similarly managed non-US accounts that are managed by the Adviser or the Sub-Adviser; (iv) the current and contemplated trading practices and strategies of the Adviser and Sub-Adviser; (v) the fees to be received by the Adviser and Sub-Adviser, including a comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (vi) the anticipated total expense ratio of the Fund, including a comparison with the total expense ratios of other similar funds provided by Strategic Insight; (vii) the draft prospectus of the Fund; (viii) compliance-related matters pertaining to the Adviser and the Sub-Adviser; and (ix) other information regarding the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser under their respective Agreements.

Counsel to the Trust and counsel to the Independent Trustees were present at the Board meeting. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in executive and private sessions at which no representatives of management were present.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meeting, including the performance record, underlying models and portfolio management process of similar portfolios managed by the Adviser and Sub-Adviser; (ii) the Fund’s investment advisory arrangement and expense limitation agreement with the Adviser; (iii) the Trusts’ current and contemplated arrangements with AMFR; (iv) the fees to be paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement and Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; and (v) additional information provided by the Adviser and Sub-Adviser at the request of the Board.

In addition, the Board took into consideration its experience with the Adviser and AMFR, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser. As a result of this process, the Board and Independent Trustees determined to approve the Agreements with respect to the Fund for an initial two-year period.

Nature, Extent, and Quality of Services to be Provided by the Adviser and the Sub-Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services to be provided by the Adviser and Sub-Adviser to the Fund, as well as the quality and experience of the personnel of the

36       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval (Unaudited) (continued)

Adviser and Sub-Adviser. With respect to the Adviser, the Independent Trustees considered that the services to be provided would be consistent with those provided to other HSBC Funds.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the HSBC Funds; (ii) the Adviser’s reputation and financial condition; (iii) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Fund’s business; and (iv) the capabilities and performance of the Adviser’s and Sub-Adviser’s portfolio management teams and other personnel.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services to be provided by the Adviser and Sub-Adviser supported the initial approval of the Agreements for the Fund.

Investment Performance of the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the investment performance of similarly managed non-U.S. accounts that are managed by the Adviser or the Sub-Adviser. The Independent Trustees concluded that the anticipated investment performance presented supported the initial approval of the Agreements for the Fund.

Costs of Services and Profits Realized by the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the costs of the services to be provided by the Adviser and Sub-Adviser and the anticipated expense ratio of the Fund more generally. The Board considered the contractual advisory fees under the Agreements and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that the Fund’s advisory fees were reasonable in light of the nature and quality of services provided or to be provided, noting the resources, expertise and experience provided or expected to be provided to the Fund by the Adviser and the Sub-Adviser.

The Board further considered the relative portions of the total advisory fees to be paid to the Sub-Adviser and to be retained by the Adviser in its capacity as the Fund’s investment adviser; and the services provided by the Adviser and the Sub-Adviser. In addition, the Board discussed the distinction between the services provided by the Adviser pursuant to the Advisory Contract and the services provided by the Sub-Adviser pursuant to the Sub-Advisory Contract.

The Board, including the Independent Trustees, concluded that the advisory fees to be paid to the Adviser and Sub-Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also noted the proposed contractual caps on the Fund’s expenses provided by the Adviser in order to reduce or control the overall operating expenses of the Fund, especially during its commencement of operations, and noted the Adviser’s entrepreneurial commitment to the Fund. In addition, the Board considered certain information provided by the Adviser and Sub-Adviser with respect to the benefits they may derive from their relationships with the Fund.

In approving the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved each Agreement.

Investment Adviser Contract Approval (HSBC Prime 60 Money Market Fund)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with the initial approval of the investment advisory agreement for the Prime 60 Money Market Fund, a series of the Trust (the “Fund”), and the conclusions the Independent Trustees and Board made as a result of those considerations, are set forth below.

HSBC PORTFOLIOS       37

HSBC PORTFOLIOS
Investment Adviser Contract Approval (Unaudited) (continued)

Approval of Advisory Contract of the Fund

The Board, including the Independent Trustees of the Trust, met on March 10, 2016 (in person) to consider, among other matters, the initial approval of the Investment Advisory Contract and related Supplement (“Advisory Contract”) between the Trust, on behalf of the Fund, and HSBC Global Asset Management (USA) Inc. (the “Adviser”).

Prior to the meeting, the Independent Trustees requested, received and reviewed information to help them evaluate the terms of the Advisory Contract. This information included, among other things, information about: (i) the services that the Adviser would provide; (ii) the personnel who would provide such services; (iii) the fees to be received by the Adviser, including a comparison with the advisory fees paid by other similar funds based on materials provided by Strategic Insight; (iv) the anticipated total expense ratio of the Fund, including a comparison with the total expense ratios of other similar funds provided by Strategic Insight; (v) the draft prospectus of the Fund; (vi) compliance-related matters pertaining to the Adviser; (ix) regulatory developments, namely amendments adopted by the U.S. Securities and Exchange Commission (“SEC”) to the rules governing money market funds; and (x) and other information regarding the nature, extent and quality of services to be provided by the Adviser under the Advisory Contract.

Counsel to the Trust and counsel to the Independent Trustees were present at the Board meeting. The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in executive and private sessions at which no representatives of management were present.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the meeting; (ii) the Fund’s investment advisory arrangement and expense limitation agreement with the Adviser; (iii) the fees to be paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Administration Agreement and Operational Support Services Agreement and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (iv) regulatory considerations; (v) the Adviser’s advisory services with respect to the Fund and other Money Market Funds; and (x) additional information provided by the Adviser at the request of the Board.

In addition, the Board took into consideration its experience with the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser. As a result of this process, the Board and Independent Trustees determined to approve the Advisory Contract with respect to the Fund for an initial two-year period.

Nature, Extent, and Quality of Services to be Provided by the Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services to be provided by the Adviser to the Fund, as well as the quality and experience of the Adviser’s personnel. With respect to the Adviser, the Independent Trustees considered that the services to be provided would be consistent with those provided to other HSBC Funds.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the HSBC Funds; (ii) the Adviser’s reputation and financial condition; (iii) the Adviser’s ongoing efforts to implement the amendments adopted by the SEC to the rules governing money market funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Fund’s business; and (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel.

The Board also considered the yield support provided to the Adviser’s other Money Market Funds, in the form of additional expense reductions, provided by the Adviser and its affiliates to maintain a competitive yield for the Money Market Funds, and noted the impact of these subsidies and waivers had on the profitability of the Adviser. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own compliance with the Trust’s compliance policies and procedures and investment objectives.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services to be provided by the Adviser supported the initial approval of the Advisory Contract.

38       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Investment Adviser Contract Approval (Unaudited) (continued)

Investment Performance of the Adviser. The Board, including the Independent Trustees, considered the investment performance of the Money Market Funds that are managed by the Adviser. The Independent Trustees concluded that the anticipated investment performance presented supported the initial approval of the Advisory Contract for the Fund.

Costs of Services and Profits Realized by the Adviser. The Board, including the Independent Trustees, considered the costs of the services to be provided by the Adviser and the anticipated expense ratio of the Fund more generally. The Board considered the contractual advisory fees under the Advisory Contract and compared those fees to the fees of similar funds, which had been compiled and provided by Strategic Insight. The Board determined that, although some competitors had lower fees than the Fund, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided or to be provided, noting the resources, expertise and experience provided or expected to be provided to the Fund by the Adviser.

The Board, including the Independent Trustees, concluded that the advisory fees to be paid to the Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also noted the proposed contractual caps on the Fund’s expenses provided by the Adviser in order to reduce or control the overall operating expenses of the Fund, especially during its commencement of operations, and noted the Adviser’s entrepreneurial commitment to the Fund. In addition, the Board considered certain information provided by the Adviser with respect to the benefits they may derive from their relationships with the Fund.

In approving the Advisory Contract, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the Advisory Contract.

HSBC PORTFOLIOS       39

HSBC PORTFOLIOS
Table of Shareholder Expenses—as of April 30, 2016 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Opportunity Portfolio	1,000.00	942.40	4.20	0.87%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/15	4/30/16	11/1/15 - 4/30/16	11/1/15 - 4/30/16
Opportunity Portfolio	1,000.00	1,020.54	4.37	0.87%
____________________

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

40       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Additional Information (Unaudited)

Joint Special Meeting of Shareholders

A Joint Special Meeting of Shareholders of the Trusts was held on April 14, 2016, April 29, 2016, May 13, 2016 and May 20, 2016 (the “Joint Special Meeting”). The purpose of the Special Meeting was for shareholders to consider the following four proposals:

1.	To approve the election of five nominees to serve as Trustees of the Trusts;

2.	To approve the reorganization of each Trust into a single newly established Delaware statutory trust from a Massachusetts business trust or New York trust, as applicable;

3.	To approve an amendment to the current “managers of managers” arrangement;

4.	To approve revisions to the Funds’ fundamental investment policies.

Approval of election of five nominees to serve as Trustees and reorganization of each Trust into a singly newly established Delaware statutory trust on behalf of the Trust:

HSBC Funds
Outstanding Shares				16,060,025,193
Total Voted				9,043,292,637

Election of Directors		Total For	Total Withhold	Result
Marcia L. Beck		9,022,507,379	20,785,258	Approved 4/14/16
Susan C. Gause		9,022,783,189	20,509,447	Approved 4/14/16
Deborah A. Hazell		9,022,560,172	20,732,466	Approved 4/14/16
Susan S. Huang		9,022,895,575	20,397,060	Approved 4/14/16
Thomas F. Robards		9,022,901,096	20,391,540	Approved 4/14/16
				Approved 4/14/16

	Total For	Total Against	Total Abstain	Result
Reorganization	7,493,931,679	29,256,209	140,639,881	Approved 4/14/16

HSBC Advisor Funds
Outstanding Shares				17,673,608
Total Voted				14,781,190

Election of Directors		Total For	Total Withhold	Result
Marcia L. Beck		14,740,313	40,877	Approved 4/14/16
Susan C. Gause		14,739,632	41,558	Approved 4/14/16
Deborah A. Hazell		14,740,901	40,289	Approved 4/14/16
Susan S. Huang		14,739,386	41,804	Approved 4/14/16
Thomas F. Robards		14,736,522	44,667	Approved 4/14/16
				Approved 4/14/16

	Total For	Total Against	Total Abstain	Result
Reorganization	9,692,525	10,806	39,684	Approved 5/20/16

HSBC PORTFOLIOS       41

HSBC PORTFOLIOS
Additional Information (Unaudited) (continued)

HSBC Portfolios
Outstanding Shares				19,382,729
Total Voted				16,266,977

Election of Directors		Total For	Total Withhold	Result
Marcia L. Beck		16,210,071	56,906	Approved 4/14/16
Susan C. Gause		16,207,670	59,307	Approved 4/14/16
Deborah A. Hazell		16,208,939	58,038	Approved 4/14/16
Susan S. Huang		16,207,424	59,553	Approved 4/14/16
Thomas F. Robards		16,208,780	58,197	Approved 4/14/16
				Approved 4/14/16

	Total For	Total Against	Total Abstain	Result
Reorganization	10,335,493	45,586	50,051	Approved 5/20/16

Approval of an amendment to the current “managers of managers” arrangement and revisions to the funds’ fundamental investment policies on behalf of the following funds:

HSBC Opportunity Fund - Classes A,B,C
Outstanding Shares				1,709,121
Total Voted				1,485,787

	Total For	Total Against	Total Abstain	Result
Manager of Managers	643,497	36,494	8,123	Not Approved

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	663,862	9,425	14,827	Not Approved
4b. The issuance of senior securities	548,068	7,520	132,527	Not Approved
4c. Underwriting	523,645	11,532	152,936	Not Approved
4d. Industry Concentration	642,154	12,678	33,283	Not Approved
4e. Real Estate	650,240	27,044	10,828	Not Approved
4f. Commodities	536,816	22,042	129,254	Not Approved
4g. Loans	548,460	9,067	130,587	Not Approved
4h. Diversification	670,188	5,711	12,216	Not Approved

42       HSBC PORTFOLIOS

HSBC PORTFOLIOS
Additional Information (Unaudited) (continued)

HSBC Opportunity Fund - Classes I
Outstanding Shares				17,673,608
Total Voted				14,781,190

	Total For	Total Against	Total Abstain	Result
Manager of Managers	7,252,683	45,355	2,444,976	Not Approved

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	9,621,872	45,378	75,763	Approved 5/20/16
4b. The issuance of senior securities	9,625,715	40,504	76,795	Approved 5/20/16
4c. Underwriting	9,622,694	43,009	77,309	Approved 5/20/16
4d. Industry Concentration	7,227,005	2,439,015	76,993	Not Approved
4e. Real Estate	7,160,242	2,495,134	87,636	Not Approved
4f. Commodities	7,155,990	2,499,122	87,899	Not Approved
4g. Loans	7,213,802	2,441,070	88,140	Not Approved
4h. Diversification	7,219,541	2,438,117	85,355	Not Approved

HSBC Opportunity Portfolio
Outstanding Shares				19,382,729
Total Voted				16,266,977

	Total For	Total Against	Total Abstain	Result
Manager of Managers	7,896,180	81,849	2,453,099	Not Approved

Fundamental Investment Restrictions	Total For	Total Against	Total Abstain	Result
4a. Borrowing	10,285,734	54,803	90,590	Approved 5/20/16
4b. The issuance of senior securities	10,173,783	48,024	209,322	Approved 5/20/16
4c. Underwriting	10,146,339	54,541	230,245	Approved 5/20/16
4d. Industry Concentration	7,869,159	2,451,693	110,276	Not Approved
4e. Real Estate	7,810,482	2,522,178	98,464	Not Approved
4f. Commodities	7,692,806	2,521,164	217,153	Not Approved
4g. Loans	7,762,262	2,450,137	218,727	Not Approved
4h. Diversification	7,889,729	2,443,828	97,571	Not Approved

HSBC PORTFOLIOS       43

Other Information (Unaudited):

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

44       HSBC PORTFOLIOS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS

HSBC Opportunity Portfolio
Westfield Capital Management Company, L.P.
One Financial Center
Boston, MA 02111

Investment products:
ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE
SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 182845
Columbus, OH 43218
1-800-782-8183

TRANSFER AGENT

FIS Investor Services, LLC
4249 Easton Way, Suite 400
Columbus, OH 43219

DISTRIBUTOR

Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, OH 43230

CUSTODIAN

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at www.investorfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-RTL-0616	06/16

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

(h) The audit committee considered the nonaudit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser, and believes the services are compatible with the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC PORTFOLIOS

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 24, 2016

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 24, 2016

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes
Treasurer

Date	June 24, 2016